Discontinued Operations	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Discontinued Operations and Disposal Groups [Abstract]
Discontinued Operations

Note 2

Discontinued Operations:

On January 23, 2017, the Company sold its last significant business unit (its consumer products division) to ICTV Brands, Inc. This business was a substantial business unit of the Company and the sale brought a strategic shift in focus of management. The Company accordingly classified this former business as held for sale and discontinued operations in accordance with ASC 360 “Impairment or disposal of long-lived assets” during the fourth quarter of the year ended December 31, 2016.

The accompanying consolidated financial statements as of and for the three and six months ended June 30, 2017 have been retrospectively adjusted to reflect the operating results of the consumer business as discontinued operations separately from continuing operations. The Company recognized a net loss from discontinued operations of $1,438, including the loss on the sale of the discontinued operations in the six months ended June 30, 2017, which represents the difference between the adjusted net purchase price and the carrying value of the disposal group.

The Company recognized a gain of $219 related to the discontinued operations during the six months ended June 30, 2018, as a result of the sale of residual inventory to third parties.

The following is a summary of income (loss) from discontinued operations for the three and six months ended June 30, 2018 and 2017:

	For the Three Months Ended June 30,		For the Six Months Ended June 30,
	2018	2017	2018	2017

Revenues:	$—	$—	$—	$3,539
Cost of revenues	—	—	—	100
Gross profit	—	—	—	3,439
Operating expenses:
Engineering and product development	—	—	—	143
Selling and marketing	—	—	—	620
General and administrative	—	—	—	2,342
Other income, net	—	(2,650)		(2,650)
Loss on disposal of assets	—	2,166	—	4,251
Income (loss) from discontinued operations before interest and other financing expense, net	—	484	—	(1,267)
Interest and other financing expense, net	—	—	—	(77)
Income (loss) from discontinued operations before income taxes	—	484	—	(1,344)
Income tax expenses allocated to discontinued operations	—	(73)	—	(94)
Income (loss) from discontinued operations	—	411	—	(1,438)
Gain from disposal of discontinued operations, net of taxes	140	—	219	—
Net gain (loss) from discontinued operations	$140	$411	$219	$(1,438)

Note 2

Discontinued Operations:

As this business was a substantial business unit of the Company, and as such the sale brings a strategic shift in focus of management. The Company accordingly classified this former business as held for sale and discontinued operations in accordance with ASC Topic 360.

The accompanying consolidated financial statements as of and for the year ended December 31, 2016 have been retrospectively adjusted to reflect the operating results and balance sheet items of the Consumer business as discontinued operations separately from continuing operations. Also, as of December 31, 2016, balance sheet items related to the Consumer business were presented as assets held for sale. The Company recognized a loss of $13,264, on the sale of the discontinued operations in the year ended December 31, 2016, which represents the difference between the adjusted net purchase price and the carrying value of the disposal group.

The following is a summary of assets and liabilities held for sale in the consolidated balance sheet as of December 31, 2016, which has been retrospectively adjusted to reflect the assets and liabilities of the skin health business as discontinued operations:

December 31, 2016
ASSETS
Current assets:
Cash and cash equivalents	$—
Restricted cash deposits	342
Accounts receivable, net of allowance for doubtful accounts of $1,192	4,125
Prepaid expenses and other current assets	2,652
Assets held for sale (Note 4)	8,362
Total current assets	15,481

Non-current assets:
Property and equipment, net (Note 7)	77
Other assets, net	7
Total non-current assets	84
Total assets	$15,565

LIABILITIES AND STOCKHOLDERS’ EQUITY (DEFICIT)
Current liabilities:
Other accrued liabilities	2,068
Deferred revenues	1,141
Total current liabilities	$3,209

Total net assets of discontinued operation	$12,356

The following is a summary of loss from discontinued operations for the year ended December 31, 2017 and 2016:

	For the Year Ended December 31,
	2017	2016

Revenues:	$3,880	$38,397

Cost of revenues	100	8,086

Gross profit	3,780	30,311

Operating expenses:
Engineering and product development	143	1,249
Selling and marketing	620	21,729

General and administrative	2,342	13,233
Impairment loss	—	3,518
Other income, net	(1,504)	—
Loss on sale of assets	4,652	2,574
	6,253	42,303
Loss before interest and other financing expense, net	(2,473)	(11,992)

Interest and other financing expense, net	—	(385)
Loss before income taxes	(2,473)	(12,377)

Income tax expense (benefit)	(14)	762

Loss from discontinuing operations	(2,459)	(13,139)

Loss from discontinued operations, net of taxes	—	(125)

Loss	($(2,459)	($(13,264)